Condensed Combined Statements of Equity - USD ($) $ in Millions	Total	Net Investment from Parent	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 29, 2019	$ 21,721	$ 26,138	$ (4,417)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(879)	(879)
Other comprehensive income	845		845
Net transfers to the Parent	(3,331)	(3,331)
Ending balance at Jan. 03, 2021	18,356	21,928	(3,572)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,031	2,031
Other comprehensive income	(901)		(901)
Net transfers to the Parent	913	913
Ending balance at Jan. 02, 2022	20,399	24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	528	528	0
Other comprehensive income	(281)	0	(281)
Net transfers to the Parent	(181)	(181)	0
Ending balance at Apr. 03, 2022	20,465	25,219	(4,754)
Beginning balance at Jan. 02, 2022	20,399	24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,087	2,087
Other comprehensive income	(980)		(980)
Net transfers to the Parent	(1,485)	(1,485)
Ending balance at Jan. 01, 2023	20,021	25,474	(5,453)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	330	330	0
Other comprehensive income	214	0	214
Net transfers to the Parent	(283)	(283)	0
Ending balance at Apr. 02, 2023	$ 20,282	$ 25,521	$ (5,239)